CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Major classes of assets and liabilities held for sale
Cloud infrastructure construction in progress	$ 42,035,000		¥ 289,280,000	¥ 292,639,000
Costs capitalized					¥ 416,352,000
Additional investment	1,815,000	¥ 12,637,000	333,286,000
Property, Plant and Equipment, Gross	176,821,000		1,386,123,000	1,230,989,000
Building
Major classes of assets and liabilities held for sale
Costs capitalized			265,152,000
Property, Plant and Equipment, Gross	45,080,000		324,716,000	313,836,000
Equipment
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross	$ 1,333,000		104,078,000	¥ 9,278,000
Other noncurrent assets
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross			¥ 91,128,000